Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Components of Inventory	The components of inventory, net consist of the following:

	December 31,
(in thousands)	2023	2022
Finished goods	$13,530	$21,936
Work in process	216	383
Component parts	9,147	13,749
Service parts	667	1,464
Inventories, net	$23,560	$37,532